Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Beginning Balance of DAC	$ 5,905	$ 6,338	$ 5,752
Capitalizations of DAC	482	424	562
Net investment gains (losses) of DAC and net derivative gains (losses) of DAC	(111)	(104)	227
Other expenses of DAC	(624)	(583)	(478)
Total amortization of DAC	(735)	(687)	(251)
Unrealized investment gains (losses) of DAC	325	(170)	495
Other of DAC	0	0	(220)
Ending Balance of DAC	5,977	5,905	6,338
Beginning Balance of VOBA	70	78	80
Other expenses of VOBA	(7)	(8)	(10)
Total amortization of VOBA	(7)	(8)	(10)
Unrealized investment gains (losses) of VOBA	3	0	8
Ending Balance of VOBA	66	70	78
Balance at December 31	$ 6,043	$ 5,975	$ 6,416